UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3105

                       Oppenheimer Capital Appreciation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  February 29, 2004 / Unaudited
--------------------------------------------------------------------------------

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 COMMON STOCKS--96.2%
------------------------------------------------------
 CONSUMER DISCRETIONARY--19.3%
------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--4.1%
 Carnival Corp.         3,164,900   $   140,426,613
------------------------------------------------------
 International Game
 Technology             1,145,500        44,949,420
------------------------------------------------------
 Royal Caribbean
 Cruises Ltd.           3,319,900       146,905,575
------------------------------------------------------
 Starwood Hotels
 & Resorts
 Worldwide, Inc.          491,800        19,185,118
                                    ------------------
                                        351,466,726
------------------------------------------------------
 HOUSEHOLD DURABLES--0.5%
 Ethan Allen
 Interiors, Inc.          815,470        35,448,481
------------------------------------------------------
 Tupperware Corp.         487,100         9,303,610
                                    ------------------
                                         44,752,091

------------------------------------------------------
 MEDIA--11.7%
 Clear Channel
 Communications,
 Inc.                   2,325,530       100,090,811
------------------------------------------------------
 Comcast Corp., Cl. A
 Special, Non-Vtg. 1    7,828,350       228,744,387
------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1            673,200        21,811,680
------------------------------------------------------
 Liberty Media Corp.,
 Cl. A 1                1,272,300        14,504,220
------------------------------------------------------
 New York Times Co.
 (The), Cl. A             893,300        40,770,212
------------------------------------------------------
 News Corp. Ltd.
 (The), Sponsored
 ADR                    2,992,200       112,057,890
------------------------------------------------------
 Omnicom Group,
 Inc.                     461,500        37,750,700
------------------------------------------------------
 Time Warner, Inc. 1    9,999,400       172,489,650
------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1          1,911,396        68,103,039
------------------------------------------------------
 Viacom, Inc., Cl. B    5,471,000       210,414,660
                                    ------------------
                                      1,006,737,249

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 MULTILINE RETAIL--1.7%
 Federated
 Department Stores,
 Inc.                     751,500    $   39,356,055
------------------------------------------------------
 Target Corp.           2,289,100       100,628,836
                                    ------------------
                                        139,984,891

------------------------------------------------------
 SPECIALTY RETAIL--1.3%
 Gap, Inc. (The)        2,841,300        59,099,040
------------------------------------------------------
 Petco Animal
 Supplies, Inc. 1         274,800         8,925,504
------------------------------------------------------
 PetsMart, Inc.         1,149,500        31,197,430
------------------------------------------------------
 Weight Watchers
 International, Inc. 1    350,500        13,150,760
                                    ------------------
                                        112,372,734

------------------------------------------------------
 CONSUMER STAPLES--7.2%
------------------------------------------------------
 BEVERAGES--3.7%
 Anheuser-Busch
 Cos., Inc.             2,698,900       143,635,458
------------------------------------------------------
 Coca-Cola Co. (The)      751,300        37,534,948
------------------------------------------------------
 PepsiCo, Inc.          2,558,100       132,765,390
                                    ------------------
                                        313,935,796

------------------------------------------------------
 FOOD & STAPLES RETAILING--1.5%
 Costco Wholesale
 Corp. 1                1,110,100        43,216,193
------------------------------------------------------
 Wal-Mart Stores,
 Inc.                   1,481,400        88,232,184
                                    ------------------
                                        131,448,377

------------------------------------------------------
 FOOD PRODUCTS--0.1%
 Archer-Daniels-
 Midland Co.              379,000         6,518,800
------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.2%
 Clorox Co. (The)         649,300        31,854,658
------------------------------------------------------
 Procter & Gamble
 Corp. (The)              681,600        69,870,816
                                    ------------------
                                        101,725,474

------------------------------------------------------
 PERSONAL PRODUCTS--0.5%
 Estee Lauder Cos.,
 Inc. (The), Cl. A      1,030,760        43,910,376

9 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 TOBACCO--0.2%
 Altria Group, Inc.       301,900    $   17,374,345
------------------------------------------------------
 ENERGY--6.0%
------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.9%
 BJ Services Co. 1      1,130,300        48,930,687
------------------------------------------------------
 Halliburton Co.          863,900        27,610,244
------------------------------------------------------
 Noble Corp. 1            551,110        22,375,066
------------------------------------------------------
 Rowan Cos., Inc. 1       787,500        18,506,250
------------------------------------------------------
 Schlumberger Ltd.        694,000        44,756,060
                                    ------------------
                                        162,178,307

------------------------------------------------------
 OIL & GAS--4.1%
 Amerada Hess Corp.       743,700        47,857,095
------------------------------------------------------
 BP plc, ADR              434,000        21,352,800
------------------------------------------------------
 Burlington
 Resources, Inc.          562,500        32,928,750
------------------------------------------------------
 Encana Corp.           1,062,780        45,814,194
------------------------------------------------------
 Exxon Mobil Corp.      3,619,700       152,642,749
------------------------------------------------------
 TotalFinaElf SA,
 Sponsored ADR 1          586,600        53,961,334
                                    ------------------
                                        354,556,922

------------------------------------------------------
 FINANCIALS--12.7%
------------------------------------------------------
 COMMERCIAL BANKS--2.0%
 Bank of America
 Corp.                  1,043,700        85,499,904
------------------------------------------------------
 Bank One Corp.         1,682,000        90,794,360
                                    ------------------
                                        176,294,264

------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--8.3%
 American
 Express Co.            2,334,400       124,703,648
------------------------------------------------------
 Ameritrade
 Holding Corp. 1          644,700        10,495,716
------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)               499,300        43,858,512
------------------------------------------------------
 Citigroup, Inc.        4,332,000       217,726,320
------------------------------------------------------
 J.P. Morgan Chase
 & Co.                  1,322,200        54,236,644
------------------------------------------------------
 Merrill Lynch
 & Co., Inc.              929,300        56,882,453
------------------------------------------------------
 Morgan Stanley         2,616,300       156,350,088

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 Schwab (Charles)
 Corp.                  3,926,200   $    48,056,688
                                    ------------------
                                        712,310,069

------------------------------------------------------
 INSURANCE--1.9%
 American
 International
 Group, Inc.            1,516,300       112,206,200
------------------------------------------------------
 XL Capital Ltd.,
 Cl. A                    652,700        50,035,982
                                    ------------------
                                        162,242,182

------------------------------------------------------
 REAL ESTATE--0.5%
 Host Marriott
 Corp. 1                3,240,600        39,405,696
------------------------------------------------------
 HEALTH CARE--13.1%
------------------------------------------------------
 BIOTECHNOLOGY--3.5%
 Amgen, Inc. 1          1,169,500        74,298,335
------------------------------------------------------
 Biogen Idec, Inc. 1    1,110,000        61,549,500
------------------------------------------------------
 Celgene Corp. 1          744,300        30,508,857
------------------------------------------------------
 Digene Corp. 1           494,500        18,791,000
------------------------------------------------------
 Gen-Probe, Inc. 1        227,100         7,764,549
------------------------------------------------------
 Gilead Sciences,
 Inc. 1                 1,055,000        57,191,550
------------------------------------------------------
 Invitrogen Corp. 1       285,700        21,056,090
------------------------------------------------------
 MedImmune, Inc. 1        523,200        13,441,008
------------------------------------------------------
 Serono SA, ADR 1       1,114,800        18,750,936
                                    ------------------
                                        303,351,825

------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
 Applera Corp./
 Applied Biosystems
 Group                    815,680        18,597,504
------------------------------------------------------
 Medtronic, Inc.        3,299,700       154,755,930
------------------------------------------------------
 Millipore Corp. 1      1,172,600        61,385,610
------------------------------------------------------
 Nektar
 Therapeutics 1           537,500        10,239,375
------------------------------------------------------
 Varian Medical
 Systems, Inc. 1          341,500        28,597,210
                                    ------------------
                                        273,575,629

------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.0%
 Aetna, Inc.            1,077,800        87,075,462

10 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 PHARMACEUTICALS--5.4%
 Bristol-Myers
 Squibb Co.             1,348,600   $    37,518,052
------------------------------------------------------
 Dr. Reddy's
 Laboratories Ltd.,
 Sponsored ADR            637,100        16,214,195
------------------------------------------------------
 Medicis
 Pharmaceutical
 Corp., Cl. A             330,800        13,023,596
------------------------------------------------------
 Perrigo Co.              900,510        17,595,965
------------------------------------------------------
 Pfizer, Inc.           4,713,700       172,757,105
------------------------------------------------------
 Roche Holdings AG 1      470,000        48,478,406
------------------------------------------------------
 Teva Pharmaceutical
 Industries Ltd.,
 Sponsored ADR          2,407,875       156,511,875
                                    ------------------
                                        462,099,194

------------------------------------------------------
 INDUSTRIALS--11.0%
------------------------------------------------------
 AEROSPACE & DEFENSE--2.9%
 Honeywell
 International, Inc.    1,684,100        59,027,705
------------------------------------------------------
 L-3 Communications
 Holdings, Inc. 1         602,900        32,267,208
------------------------------------------------------
 Lockheed Martin
 Corp.                  1,274,700        58,993,116
------------------------------------------------------
 Northrop Grumman
 Corp.                    414,600        41,920,206
------------------------------------------------------
 United Technologies
 Corp.                    619,000        57,016,090
                                    ------------------
                                        249,224,325

------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.7%
 Expeditors
 International of
 Washington, Inc.         810,000        31,217,400
------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B              455,600        32,179,028
                                    ------------------
                                         63,396,428

------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.0%
 Dun & Bradstreet
 Corp. 1                  528,800        28,142,736

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Waste Management,
 Inc.                   1,953,000   $    55,660,500
                                    ------------------
                                         83,803,236

------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--4.7%
 3M Co.                   341,700        26,659,434
------------------------------------------------------
 General Electric Co.  10,175,900       330,920,268
------------------------------------------------------
 Tyco International
 Ltd.                   1,547,200        44,203,504
                                    ------------------
                                        401,783,206

------------------------------------------------------
 MACHINERY--1.1%
 Danaher Corp.            288,000        25,813,440
------------------------------------------------------
 Dover Corp.              436,200        17,094,678
------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A                    744,500        49,494,360
                                    ------------------
                                         92,402,478

------------------------------------------------------
 ROAD & RAIL--0.6%
 Canadian National
 Railway Co.              417,400        24,718,428
------------------------------------------------------
 Norfolk Southern
 Corp.                  1,161,400        25,736,624
                                    ------------------
                                         50,455,052

------------------------------------------------------
 INFORMATION TECHNOLOGY--23.8%
------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--5.1%
 3Com Corp. 1           1,444,500        10,111,500
------------------------------------------------------
 Alcatel SA 1           1,624,487        26,279,894
------------------------------------------------------
 Cisco Systems,
 Inc. 1                 7,531,300       173,973,030
------------------------------------------------------
 Lucent
 Technologies, Inc. 1   6,973,400        29,218,546
------------------------------------------------------
 Motorola, Inc.         2,535,500        46,779,975
------------------------------------------------------
 Nokia Oyj,
 Sponsored ADR 1        6,773,800       147,465,626
                                    ------------------
                                        433,828,571

------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.4%
 Dell, Inc. 1           2,585,800        84,426,370
------------------------------------------------------
 EMC Corp. 1              715,500        10,245,960
------------------------------------------------------
 Hewlett-Packard Co.      788,000        17,895,480

11 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 COMPUTERS & PERIPHERALS Continued
 International Business
 Machines Corp.         1,571,500   $   151,649,750
------------------------------------------------------
 SanDisk Corp. 1        1,046,400        26,536,704
------------------------------------------------------
 Seagate Technology
 International, Inc.
 (Escrow Shares) 1,2,3  1,000,000                --
                                    ------------------
                                        290,754,264

------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
 Agilent Technologies,
 Inc. 1                 1,638,200        56,010,058
------------------------------------------------------
 PerkinElmer, Inc.      1,169,200        24,366,128
------------------------------------------------------
 Sanmina-SCI Corp. 1    2,058,500        26,122,365
------------------------------------------------------
 Tektronix, Inc.        1,337,400        42,863,670
------------------------------------------------------
 Vishay
 Intertechnology,
 Inc. 1                 1,908,300        42,955,833
                                    ------------------
                                        192,318,054

------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--1.3%
 Yahoo!, Inc. 1         2,561,800       113,743,920
------------------------------------------------------
 IT SERVICES--0.5%
 Infosys
 Technologies Ltd.        418,900        46,968,474
------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
 Analog Devices, Inc.     630,800        31,476,920
------------------------------------------------------
 Applied Materials,
 Inc. 1                   899,300        19,101,132
------------------------------------------------------
 ASML Holding NV 1      1,420,000        25,929,200
------------------------------------------------------
 ATI Technologies,
 Inc. 1                   435,600         6,782,292
------------------------------------------------------
 Cypress
 Semiconductor
 Corp. 1                3,625,800        78,244,764
------------------------------------------------------
 Intel Corp.            6,017,700       175,897,371
------------------------------------------------------
 LSI Logic Corp. 1      1,618,900        16,350,890
------------------------------------------------------
 STMicroelectronics
 NV 1                     878,500        22,709,225
------------------------------------------------------
 Taiwan
 Semiconductor
 Manufacturing Co.
 Ltd., ADR 1            3,865,844        40,166,119

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
 Continued
 Texas Instruments,
 Inc.                   2,681,400   $    82,184,910
                                    ------------------
                                        498,842,823

------------------------------------------------------
 SOFTWARE--5.5%
 Adobe Systems, Inc.    2,044,100        76,122,284
------------------------------------------------------
 Cadence Design
 Systems, Inc. 1        2,196,000        33,884,280
------------------------------------------------------
 Intuit, Inc. 1           380,300        16,870,108
------------------------------------------------------
 Microsoft Corp.       10,513,300       278,602,450
------------------------------------------------------
 Network
 Associates, Inc. 1       847,400        14,863,396
------------------------------------------------------
 Novell, Inc. 1         1,012,100        10,303,178
------------------------------------------------------
 Veritas Software
 Corp. 1                1,219,700        37,103,274
                                    ------------------
                                        467,748,970

------------------------------------------------------
 MATERIALS--1.9%
------------------------------------------------------
 CHEMICALS--1.9%
 Air Products &
 Chemicals, Inc.          936,100        45,157,464
------------------------------------------------------
 Dow Chemical Co.         698,300        30,355,101
------------------------------------------------------
 Ecolab, Inc.             644,000        17,587,640
------------------------------------------------------
 Praxair, Inc.          1,957,600        71,100,032
                                    ------------------
                                        164,200,237

------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.5%
------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
 Telefonos de
 Mexico SA,
 Sponsored ADR          1,234,400        41,932,568
------------------------------------------------------
 UTILITIES--0.7%
------------------------------------------------------
 GAS UTILITIES--0.6%
 Kinder Morgan
 Management LLC         1,246,216        53,736,834
------------------------------------------------------
 WATER UTILITIES--0.1%
 Aqua America, Inc.       253,218         5,472,042
                                    ------------------

 Total Common Stocks
 (Cost $7,440,410,276)                8,253,927,891

12 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                       MARKET VALUE
                           SHARES        SEE NOTE 1
------------------------------------------------------
 OTHER SECURITIES--0.4%
------------------------------------------------------
 Nasdaq-100 Unit
 Investment Trust
 (Cost $28,087,898)     1,014,300   $    37,082,808

                        PRINCIPAL
                         AMOUNT
------------------------------------------------------
 SHORT-TERM NOTES--1.3%
------------------------------------------------------
 Old Line Funding Corp.:
 1.03%, 3/2/04        $47,965,000        47,963,628
 1.03%, 3/17/04        25,130,000        25,118,496
------------------------------------------------------
 Yorktown Capital
 LLC, 1.03%, 3/22/04   40,000,000        39,975,967
                                    ------------------

 Total Short-Term Notes
 (Cost $113,058,091)                    113,058,091

------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--2.3%
------------------------------------------------------
 Undivided interest of
 52.53% in joint
 repurchase agreement
 (Principal Amount/Market
 Value $371,932,000)
 with Zion Bank/Capital
 Markets Group, 0.98%,
 dated 2/27/04, to be
 repurchased at
 $195,393,956 on 3/1/04,
 collateralized by U.S.
 Treasury Bonds, 1.75%--
 11.25%,  12/15/04--2/15/15,
 with a value of
 $328,930,645 and U.S.
 Treasury Nts., 6%,
 8/15/04, with a value
 of $50,875,180 (Cost
 $195,378,000)        195,378,000       195,378,000

------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $7,776,934,265)      100.2%    8,599,446,790
------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                (0.2)      (15,071,751)
                        ------------------------------
 NET ASSETS                 100.0%   $8,584,375,039
                        ==============================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Received as the result of issuer reorganization. Currently has minimal market value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13 | OPPENHEIMER CAPITAL APPRECIATION FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
------------------------------------------------------------------------------

 February 29, 2004
------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------
 Investments, at value (cost $7,776,934,265)--
 see accompanying statement                                  $8,599,446,790
------------------------------------------------------------------------------
 Cash                                                               383,908
------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                              34,356,502
 Investments sold                                                25,316,845
 Interest and dividends                                           9,158,860
 Other                                                              129,811
                                                             -----------------
 Total assets                                                 8,668,792,716

------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                           57,392,334
 Shares of beneficial interest redeemed                          16,286,203
 Foreign capital gains tax                                        3,828,958
 Distribution and service plan fees                               2,857,803
 Transfer and shareholder servicing agent fees                    1,792,830
 Trustees' compensation                                           1,085,219
 Shareholder communications                                       1,044,097
 Other                                                              130,233
                                                             -----------------
 Total liabilities                                               84,417,677

------------------------------------------------------------------------------
 NET ASSETS                                                  $8,584,375,039
                                                             =================


------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------
 Par value of shares of beneficial interest                  $      220,227
------------------------------------------------------------------------------
 Additional paid-in capital                                   8,688,697,851
------------------------------------------------------------------------------
 Accumulated net investment loss                                 (7,334,332)
------------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                             (915,892,274)
------------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                              818,683,567
                                                             -----------------
 NET ASSETS                                                  $8,584,375,039
                                                             =================

14 | OPPENHEIMER CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $5,153,085,294 and 130,361,459 shares of
 beneficial interest outstanding)                                      $39.53
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                              $41.94
-------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $1,232,459,901 and 33,486,528
 shares of beneficial interest outstanding)                            $36.80
-------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $652,482,704 and 17,921,739
 shares of beneficial interest outstanding)                            $36.41
-------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $160,556,848 and 4,093,578
 shares of beneficial interest outstanding)                            $39.22
-------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $1,385,790,292 and 34,363,286
 shares of beneficial interest outstanding)                            $40.33


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15 | OPPENHEIMER CAPITAL APPRECIATION FUND

------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
------------------------------------------------------------

 For the Six Months Ended February 29, 2004
-------------------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $289,263)        $ 39,608,806
-------------------------------------------------------------------------------
 Interest                                                           2,368,978
                                                                 --------------
 Total investment income                                           41,977,784

-------------------------------------------------------------------------------
 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                   22,457,943
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            5,703,348
 Class B                                                            5,852,305
 Class C                                                            2,970,177
 Class N                                                              329,414
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            6,340,444
 Class B                                                            2,273,128
 Class C                                                              839,862
 Class N                                                              264,845
 Class Y                                                              892,048
-------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                              251,579
 Class B                                                              110,341
 Class C                                                               39,327
 Class N                                                                6,138
-------------------------------------------------------------------------------
 Trustees' compensation                                               188,758
-------------------------------------------------------------------------------
 Custodian fees and expenses                                           61,582
-------------------------------------------------------------------------------
 Other                                                                139,262
                                                                 --------------
 Total expenses                                                    48,720,501
 Less reduction to custodian expenses                                  (6,178)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                        (86,176)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                       (214,562)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                        (18,316)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class N                            (31,686)
                                                                 --------------
 Net expenses                                                      48,363,583

-------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                               (6,385,799)

16 | OPPENHEIMER CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
 Net realized gain on:
 Investments (net of foreign capital gains tax of $1,415,481)    $164,704,193
 Foreign currency transactions                                      1,800,784
                                                                 --------------
 Net realized gain                                                166,504,977

-------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments (net of foreign capital gains tax of $3,828,958)     700,143,637
 Translation of assets and liabilities
 denominated in foreign currencies                                  1,229,817
                                                                 --------------
 Net change in unrealized appreciation                            701,373,454


-------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $861,492,632
                                                                 ==============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS              YEAR
                                                       ENDED             ENDED
                                           FEBRUARY 29, 2004        AUGUST 31,
                                                 (UNAUDITED)              2003
--------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment loss                          $   (6,385,799)  $   (14,584,020)
--------------------------------------------------------------------------------
 Net realized gain (loss)                        166,504,977      (737,292,237)
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                     701,373,454     1,676,110,664
                                              ----------------------------------
 Net increase in net assets resulting
 from operations                                 861,492,632       924,234,407

--------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                         346,625,389       504,686,099
 Class B                                          (6,112,381)      (50,319,183)
 Class C                                          49,325,094        24,021,003
 Class N                                          35,191,443        25,028,168
 Class Y                                          91,659,425       142,226,078

--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------
 Total increase                                1,378,181,602     1,569,876,572
--------------------------------------------------------------------------------
 Beginning of period                           7,206,193,437     5,636,316,865
                                              ----------------------------------
 End of period (including accumulated
 net investment loss
 of $7,334,332 and $948,533,
 respectively)                                $8,584,375,039    $7,206,193,437
                                              ==================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                             YEAR
                                                ENDED                                                            ENDED
                                    FEBRUARY 29, 2004                                                       AUGUST 31,
 CLASS A                                  (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $ 35.39      $ 30.72      $ 41.11      $ 62.12      $ 44.73      $ 32.53
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.02)        (.05)        (.09)         .10         (.02)        (.04)
 Net realized and unrealized gain (loss)         4.16         4.72        (9.31)      (15.86)       20.63        14.87
                                               ---------------------------------------------------------------------------
 Total from investment operations                4.14         4.67        (9.40)      (15.76)       20.61        14.83
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income              --           --           --           --           --         (.09)
 Distributions from net realized gain              --           --         (.99)       (5.25)       (3.22)       (2.54)
                                               ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --           --         (.99)       (5.25)       (3.22)       (2.63)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $39.53       $35.39       $30.72       $41.11       $62.12       $44.73
                                               ===========================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             11.70%       15.20%      (23.48)%     (26.38)%      48.01%       47.36%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $5,153,085   $4,288,332   $3,219,391   $3,055,197   $3,648,961   $2,071,317
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $4,729,420   $3,655,594   $3,204,793   $3,255,995   $2,898,088   $1,788,774
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                   (0.03)%      (0.11)%      (0.15)%       0.28%        0.00%       (0.05)%
 Total expenses                                  1.10% 3,4    1.17% 3      1.22% 3,4    1.03% 3      1.06% 3      1.04% 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           22%          42%          28%          46%          44%          59%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                             YEAR
                                                ENDED                                                            ENDED
                                    FEBRUARY 29, 2004                                                       AUGUST 31,
 CLASS B                                  (UNAUDITED)         2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 33.09      $ 28.95      $ 39.09      $ 59.80      $ 43.48      $ 31.85
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                             (.16)        (.31)        (.26)        (.07)        (.20)        (.21)
 Net realized and unrealized gain (loss)         3.87         4.45        (8.89)      (15.39)       19.74        14.38
                                               --------------------------------------------------------------------------
 Total from investment operations                3.71         4.14        (9.15)      (15.46)       19.54        14.17
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income              --           --           --           --           --           --
 Distributions from net realized gain              --           --         (.99)       (5.25)       (3.22)       (2.54)
                                               --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --           --         (.99)       (5.25)       (3.22)       (2.54)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $36.80       $33.09       $28.95       $39.09       $59.80       $43.48
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             11.21%       14.30%      (24.07)%     (26.95)%      46.88%       46.20%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $1,232,460   $1,114,052   $1,029,322   $1,242,098   $1,333,387     $531,625
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,175,572   $1,001,311   $1,221,005   $1,265,753   $  922,480     $372,157
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                            (0.89)%      (0.89)%      (0.92)%      (0.48)%      (0.76)%      (0.86)%
 Total expenses                                  1.99%        2.10%        1.99%        1.80%        1.83%        1.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                              1.95%        1.96%         N/A 3,4      N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           22%          42%          28%          46%          44%          59%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                           SIX MONTHS                                                             YEAR
                                                ENDED                                                            ENDED
                                    FEBRUARY 29, 2004                                                       AUGUST 31,
 CLASS C                                  (UNAUDITED)         2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 32.72      $ 28.63      $ 38.64      $ 59.19      $ 43.06      $ 31.57
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                             (.08)        (.23)        (.11)        (.01)        (.18)        (.23)
 Net realized and unrealized gain (loss)         3.77         4.32        (8.91)      (15.29)       19.53        14.26
                                               --------------------------------------------------------------------------
 Total from investment operations                3.69         4.09        (9.02)      (15.30)       19.35        14.03
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to \
 shareholders:
 Dividends from net investment income              --           --           --           --           --           --
 Distributions from net realized gain              --           --         (.99)       (5.25)       (3.22)       (2.54)
                                               --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --           --         (.99)       (5.25)       (3.22)       (2.54)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $36.41       $32.72       $28.63       $38.64       $59.19       $43.06
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             11.28%       14.28%      (24.01)%     (26.95)%      46.89%       46.16%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $652,483     $540,118     $450,989     $426,476     $402,442     $165,231
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $596,912     $463,768     $477,369     $400,009     $278,800     $126,443
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                            (0.80)%      (0.89)%      (0.87)%      (0.48)%      (0.76)%      (0.86)%
 Total expenses                                  1.87% 3,4    1.96% 3      1.94% 3,4    1.80% 3      1.83% 3      1.85% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           22%          42%          28%          46%          44%          59%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued

                                           SIX MONTHS                                   YEAR
                                                ENDED                                  ENDED
                                    FEBRUARY 29, 2004                             AUGUST 31,
 CLASS N                                  (UNAUDITED)         2003         2002       2001 1
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 35.17      $ 30.60      $ 41.05      $ 45.58
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                             (.06)        (.10)        (.07) 2      (.01)
 Net realized and unrealized gain (loss)         4.11         4.67        (9.39) 2     (4.52)
                                               ------------------------------------------------
 Total from investment operations                4.05         4.57        (9.46)       (4.53)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --           --           --           --
 Distributions from net realized gain              --           --         (.99)          --
                                               ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --           --         (.99)          --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                $39.22       $35.17       $30.60       $41.05
                                               ================================================

-----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3             11.51%       14.94%      (23.67)%      (9.94)%
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                              $160,557     $111,374      $72,178       $6,791
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $132,554    $  86,761      $38,232       $3,173
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                            (0.37)%      (0.35)%      (0.37)%      (0.11)%
 Total expenses                                  1.49%        1.46%        1.46%        1.36%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                              1.44%        1.42%         N/A 5,6      N/A 5
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                           22%          42%          28%          46%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                           SIX MONTHS                                                             YEAR
                                                ENDED                                                            ENDED
                                    FEBRUARY 29, 2004                                                       AUGUST 31,
 CLASS Y                                  (UNAUDITED)         2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 36.04      $ 31.16      $ 41.55      $ 62.51      $ 44.81      $ 32.56
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .02          .01          .02 1        .27          .13          .13
 Net realized and unrealized gain (loss)         4.27         4.87        (9.42) 1    (15.98)       20.79        14.85
                                               --------------------------------------------------------------------------
 Total from investment operations                4.29         4.88        (9.40)      (15.71)       20.92        14.98
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income              --           --           --           --           --         (.19)
 Distributions from net realized gain              --           --         (.99)       (5.25)       (3.22)       (2.54)
-------------------------------------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --           --         (.99)       (5.25)       (3.22)       (2.73)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $40.33       $36.04       $31.16       $41.55       $62.51       $44.81
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2             11.90%       15.66%      (23.23)%     (26.12)%      48.64%       47.90%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $1,385,790   $1,152,318     $864,437   $  974,820   $1,295,087     $420,455
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,276,355   $  930,500     $968,867   $1,095,575   $  855,270     $307,498
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                           0.35%        0.29%        0.17%        0.66%        0.45%        0.30%
 Total expenses                                  0.72% 4      0.78% 4,5    0.89% 4      0.66% 4      0.64% 4      0.68% 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           22%          42%          28%          46%          44%          59%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

24 | OPPENHEIMER CAPITAL APPRECIATION FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $872,073,769 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $166,504,977 and $0, respectively, of carryforward to offset capital gains realized.

 As of August 31, 2003, the Fund had available for federal income tax purposes post-October losses of $602,003,735 and unused capital loss carryforwards as follows:
                              EXPIRING
                              ----------------------
                              2010      $ 61,636,235
                              2011       374,938,776
                                        ------------
                              Total     $436,575,011
                                        ============

 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

25 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2004, the Fund's projected benefit obligations were increased by $70,823 and payments of $73,625 were made to retired trustees, resulting in an accumulated liability of $945,766 as of February 29, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

26 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

        SIX MONTHS ENDED FEBRUARY 29, 2004         YEAR ENDED AUGUST 31, 2003
                    SHARES          AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------
 CLASS A
 Sold           22,734,690   $ 859,118,752        45,225,452   $1,394,693,911
 Redeemed      (13,545,758)   (512,493,363)      (28,851,156)    (890,007,812)
               -----------------------------------------------------------------
 Net increase    9,188,932   $ 346,625,389        16,374,296   $  504,686,099
               =================================================================

--------------------------------------------------------------------------------
 CLASS B
 Sold            3,528,975   $ 124,241,467         6,747,394   $  197,106,768
 Redeemed       (3,708,765)   (130,353,848)       (8,635,132)    (247,425,951)
               -----------------------------------------------------------------
 Net decrease     (179,790)  $  (6,112,381)       (1,887,738)  $  (50,319,183)
               =================================================================

--------------------------------------------------------------------------------
 CLASS C
 Sold            2,943,917   $ 102,688,241         4,972,919   $  143,578,548
 Redeemed       (1,529,078)    (53,363,147)       (4,220,870)    (119,557,545)
               -----------------------------------------------------------------
 Net increase    1,414,839   $  49,325,094           752,049   $   24,021,003
               =================================================================

--------------------------------------------------------------------------------
 CLASS N
 Sold            1,469,921   $  55,634,041         1,644,398   $   50,946,387
 Redeemed         (542,677)    (20,442,598)         (836,639)     (25,918,219)
               -----------------------------------------------------------------
 Net increase      927,244   $  35,191,443           807,759   $   25,028,168
               =================================================================

--------------------------------------------------------------------------------
 CLASS Y
 Sold            4,097,897   $ 156,945,379         9,921,935   $  316,008,775
 Redeemed       (1,711,729)    (65,285,954)       (5,689,335)    (173,782,697)
               -----------------------------------------------------------------
 Net increase    2,386,168   $  91,659,425         4,232,600   $  142,226,078
               =================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $2,330,419,527 and $1,640,874,055, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Effective January 1, 2004, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $2.0 billion, 0.52% of the next $2.0 billion, and 0.50% of average annual net assets over $8.5 billion. Prior to January 1, 2004, the annual advisory fee rate was 0.75% of the first $200 million of aggregate net assets, 0.72%

27 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $4.0 billion, and 0.52% of aggregate net assets over $8.5 billion.
    Effective July 1, 2003 the Manager has voluntarily undertaken to waive fees or reimburse expenses of Class Y shares so that "Total Annual Operating Expenses" of Class Y shares do not exceed 0.75% of average daily net assets. The Manager may amend or withdraw these waivers and reimbursements at any time without notice to shareholders.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $10,170,511 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees

28 | OPPENHEIMER CAPITAL APPRECIATION FUND must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $25,245,991, $8,420,332 and $1,719,542, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A        CLASS B        CLASS C        CLASS N
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS         RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED              DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
 February 29, 2004   $1,154,726        $47,961     $1,168,281        $46,120        $47,797

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of February 29, 2004, the Fund had no outstanding foreign currency contracts.

29 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was zero.

--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
    The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.

30 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


31 | OPPENHEIMER CAPITAL APPRECIATION FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR

              270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)